Revenue	12 Months Ended
Dec. 31, 2021
Receivables From Contracts With Customers [Abstract]
Revenue

4. Revenue

Critical accounting estimates and judgements

The Company recognizes revenue when control of promised goods or services is transferred to customers in an amount that reflects the consideration that is expected to be received for those goods or services. Significant judgment is required to determine the stand-alone selling price (“SSP”) for each performance obligation in the SOPHiA platform, the amount allocated to each performance obligation and whether it depicts the amount that the Company expects to receive in exchange for the related product and/or service.

The Company enters into arrangements with multiple performance obligations where it could be difficult to determine the performance obligations under a sales agreement; in such cases, how and when revenue should be recognized is subject to certain estimates or assumptions. Should these judgments and estimates not be correct, revenue recognized for any reporting period could be adversely affected.

Accounting policies

Revenue represents amounts received and receivable from third parties for goods supplied and services rendered to customers. Revenues are reported net of rebates and discounts and net of sales and value added taxes in an amount that reflects the consideration that is expected to be received for goods or services. The majority of the sales revenue is recognized: (i) when customers generate analyses on their patient data through the SOPHiA platform, (ii) when consumables, namely DNA enrichment kits, are delivered to customers at which point control transfers, (iii) when services, namely set-up programs, are performed and (iv) over the duration of the software licensing arrangements for the Alamut software offerings.

Products and services are sold both directly to customers and through distributors, generally under agreements with payment terms of up to 180 days. Therefore, contracts do not contain a significant financing component.

For all contracts with customers the following steps are performed to determine the amount of revenue to be recognized and when it should be recognized: (1) identify the contract or contracts; (2) determine whether the promised goods or services are performance obligations, including whether they are distinct in the context of the contract; (3) measure the transaction price, including the constraint on variable consideration; (4) allocate the transaction price to the performance obligations based on estimated selling prices; and (5) recognize revenue when (or as) each performance obligation is satisfied.

SOPHiA Platform

The majority of the SOPHiA platform revenue is derived from each use of the SOPHiA platform by customers to generate analysis on their patient data. Analysis revenue is recognized as analysis results are made available to the customer on the SOPHiA platform. Contract assets are recognized on the balance sheet as accrued contract revenue for any analyses performed by customers that have not been invoiced at the reporting period date. Any payments received in advance of customers generating analyses are recorded as deferred contract revenue until the analyses are performed.

Customers use the SOPHiA platform to perform analyses under three different models: dry lab access; bundle access; and integrated solutions.

For dry lab contracts, customers use the testing instruments and consumables of their choice and the SOPHiA platform and algorithms for variant detection and identification. In these arrangements, the Company has identified one performance obligation, which is the delivery of the analysis result to the customer.

For bundle arrangements, customers purchase a DNA enrichment kit along with each analysis. Customers use the DNA enrichment kit in the process of performing their own sequencing of each sample. Customers then upload their patient data to the SOPHiA platform for analysis. In these arrangements, the Company has identified two performance obligations: the delivery of the DNA enrichment kits and the performance of the analyses. Revenue is recognized for the DNA enrichment kits when control of products has transferred to the customer, which is generally at the time of delivery, as this is when title and risk of loss have been transferred. Revenue for the performance of the analyses is recognized on delivery of the analysis results to the customer. Refer to Arrangements with multiple performance obligations below for how revenue is allocated between the performance obligations.

Deferred contract revenue balances relating to analyses not performed within 12 months from the date of the delivery date are recognized as revenue. This policy is not based on contractual conditions but on the Company’s experience of customer behavior and expiration of the kits associated with the analyses.

For integrated arrangements, customers have their samples processed and sequenced through selected SOPHiA platform partners within the clinical network and access their data through the SOPHiA platform. The Company has identified one performance obligation, which is delivery of the analysis results to the customer through the SOPHiA platform.

The Company also sells access to Alamut software products (“Alamut”) through the SOPHiA platform. Some arrangements with customers allow customers to use Alamut as a hosted software service over the contract period without the customer taking possession of the software. Other customers take possession of the software, but the utility of that software is limited by access to the Company’s proprietary SOPHiA database, which is provided to the customer on a fixed term basis. Under both models, revenue is recognized on a straight-line basis over the duration of the agreement.

The Company also derives revenue from the SOPHiA platform by providing services to biopharma customers who engage the Company to (i) develop and perform customized genomic analyses and/or (ii) access the database for use in clinical trials and other research projects.

The Company does enter into biopharma contracts that contain multiple products or services or non-standard terms and conditions. The biopharma contracts are generally unique in nature and each contract is assessed upon execution.

Generally, the primary performance obligation in these arrangements is the delivery of analysis results in the form of a final report, resulting in revenue being recognized, in most cases, upon the issuance of the final report or successful recruitment of clinical trial participants.

Workflow materials and services

Revenue from workflow materials and services includes all revenue from the sale of materials and services that do not form part of a contract for the provision of platform services. These include the provision of set-up programs and training and the sale of kits and tests that are not linked to use of the platform. Set-up programs and training are typically combined with a customer’s first order prior to the customer beginning to use the SOPHiA platform.

Revenue from services is generally recognized when the services are performed. Revenue from materials is recognized when control of the goods is transferred to the customer, generally at the time of delivery. This category of revenue also includes the revenue from the sale of DNA sequencing automation equipment accounted for under IFRS 16, Leases (“IFRS 16”), leasing and the fees charged for the maintenance of this equipment.

Arrangements with multiple performance obligations

The Company sells different combinations of analyses, consumables, and services to its customers under its various SOPHiA platform models.

The Company has determined that the stand-alone selling prices for services and DNA enrichment kits are directly observable. For set-up programs and training sold along with dry lab arrangements or bundle arrangements, the stand-alone selling price of these services is determined on a time and materials basis. For DNA enrichment kits sold as part of a bundle, the SSP is based on an expected cost-plus-margin approach of the kit portion of the bundle.

The Company has determined that the SSP for the analyses, in both a dry lab arrangement and bundle arrangement, is highly variable and therefore a representative SSP is not discernible from past transactions. As a result, the residual approach is used to determine the stand-alone selling price of the analyses in dry lab arrangements that include services and in bundle arrangements that include DNA enrichment kits and, in some cases, services.

The Company also has a small number of bundle contracts with a fixed term that also include providing the customer with DNA sequencing automation equipment, which the Company has determined is an IFRS 16 leasing component. In these arrangements the Company provides DNA sequencing automation equipment to the customer over the fixed term and at completion of the contract term the customer takes possession of the equipment. The Company has determined that it is a dealer lessor and provision of this equipment to the customer is classified as a finance lease. As a result, upon delivery of the leased equipment at the inception of the arrangement, a selling profit is recognized based on the fair value of the underlying equipment less the cost of the equipment. Over the term of the agreement, the minimum lease payment is deducted from the proceeds of the bundle sales in order to reduce the net investment in the corresponding lease receivable over the contract term and interest income is recognized as the discount on the lease receivable unwinds. The remaining proceeds from the contract are accounted for under IFRS 15, Revenue from Contracts with Customers (“IFRS 15”), using the policies described above.

Contract assets and liabilities

Accrued contract revenue

Accrued contract revenue is related to unbilled SOPHiA platform analyses and are recorded in accounts receivable. As of December 31, 2021 and December 31, 2020, accrued contract revenue was $0.7 million and $0.3 million, respectively. The Company recorded no loss allowance related to the accrued contract revenue as of December 31, 2021 and December 31, 2020, respectively

Deferred contract costs

Deferred contract costs comprise deferred fulfillment costs related to biopharma, prepayments on contracts, and prepaid maintenance costs relating to DNA sequencing automation equipment.

Costs are incurred to fulfill obligations under certain contracts once obtained, but before transferring goods or services to the customer. Fulfillment costs are recognized as an asset, provided these costs are not addressed by other accounting standards, if the following criteria are met: (i) the costs relate directly to a contract or an anticipated contract that the Company can specifically identify, (ii) the costs generate or enhance resources of the Company that will be used in satisfying (or continuing to satisfy) performance obligations in the future and (iii) the costs are expected to be recovered.

The asset recognized from deferring the costs to fulfill a contract is recorded in the consolidated balance sheet as deferred contract costs within other current assets and amortized on a systematic basis consistent with the pattern of the transfer of the goods or services to which the asset relates, which depends on the nature of the performance obligation(s) in the contract. The amortization of these assets is recorded in cost of revenue.

The timing of revenue recognition and billings can result in accrued contract revenue and deferred contract costs, which are presented within other current assets in the consolidated balance sheet and deferred contract revenue which is presented on the face of the consolidated balance sheet.

Deferred contract revenue

Deferred contract revenue relates to prepayments received from customers before revenue is recognized and is primarily related to SOPHiA platform analyses invoiced in advance of the customers performing the analyses, deferred Alamut software revenue and progress payments received as part of biopharma contracts. For reporting purposes, deferred revenue billed, but not collected at period end, is deducted from deferred revenue and accounts receivable, so that both balances are reported net of unpaid deferred revenue.

Deferred contract revenue brought forward as of January 1, 2021 and January 1, 2020 amounts to $2.9 million and $2.2 million, respectively. During the twelve months ended December 31, 2021 and 2020, the Company satisfied the performance obligations associated with that deferred contract revenue to the extent that revenue was recognized of $3.0 million and $2.0 million, respectively.

The majority of the platform revenue is derived from contracts with an original expected length of one year or less. However, there are certain biopharma and Alamut contracts in which performance obligations extend over multiple years. The Company has elected to apply the practical expedient not to disclose the value of remaining performance obligations associated with these types of contracts.

Revenue streams

The Company’s revenue from contracts with customers has been allocated to the revenue streams indicated in the table below (in USD thousands):

	Year ended December 31,
	2021	2020	2019
SOPHiA platform	$39,465	$27,221	$23,710
Workflow equipment and services	985	1,179	1,652
Total revenue	$40,450	$28,400	$25,362

Workflow equipment and services includes revenues from payments from leased equipment recognized under IFRS 16, Leases, of $0.2 million, $0.1 million, and $0.2 million for the years ended December 31, 2021, December 31, 2020, and December 31, 2019, respectively.